STEIN ROE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACTS
ISSUED BY
Variable Account A
OF
KEYPORT LIFE INSURANCE COMPANY
SUPPLEMENT DATED NOVEMBER 7, 2002
TO
PROSPECTUS DATED MAY 1, 2002

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This supplement contains information about the Colonial High Yield Securities Fund, Variable Series, and the Stein Roe Global Utilities Fund, Variable Series (the "Funds").

The Board of Trustees of the Funds has approved proposals to reorganize each of the Funds into the respective Acquiring Fund listed below, subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of a Fund approve the proposal relating to the reorganization of their Fund, and all other conditions are satisfied or waived, all of the assets of that Fund will be transferred to the respective Acquiring Fund and shareholders of that Fund will receive shares of the respective Acquiring Fund in exchange for their shares. Shareholders of each Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders to be held on or about February 19, 2003. If approved at the special meeting, the reorganizations are proposed to take place by the end of April 2003. Shareholders of each Fund will be mailed information detailing the proposal for their Fund in early January 2003.

Funds	Acquiring Funds
Colonial High Yield Securities Fund, Variable Series	Columbia High Yield Fund, Variable Series*
Stein Roe Global Utilities Fund, Variable Series	Colonial International Fund for Growth, Variable Series

* This will be a new fund available in the Liberty Variable Investment Trust.

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Service Office:
P.O. Box 691
Leesburg, VA 20178
(877)569-3789

Distributed by:
Keyport Financial Services Corp.
One Sun Life Executive Park
Boston, Massachusetts 02110

SRA.SUP(1)	11/02